1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

September 20, 2017

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Causeway ETMF Trust (the “Registrant”)
File No. 811-[ ]

Dear Sir or Madam:

On behalf of the Registrant, electronically transmitted for filing is the Registrant’s initial registration statement on Form N-1A with respect to two of its series, Causeway Global Value NextShares and Causeway International Value NextShares, each an exchange-traded managed fund. The Registrant is filing a Notice of Registration on Form N-8A concurrently with this filing.

No fee is required in connection with this filing. Please contact me at (202) 261-3464 with any comments or questions concerning this filing. Thank you in advance for your consideration.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	Kurt Decko
Mark Perlow
Jonathan Massey